INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible assets

The following table summarizes the components of acquired intangible asset balances as of:

	December 31,	December 31,
	2019	2018

Patents	$1,115,004	$962,858
Licensed software	6,067,218	2,036,414
Software development costs	1,080,020	1,968,451
Less: accumulated amortization	(1,503,926)	(702,186)
Intangible assets, net	$6,758,316	$4,265,537

Schedule of estimated amortization

The estimated amortization is as follows:

For the year ended December 31	Estimated amortization expense

2019	$1,108,675
2020	1,108,675
2021	1,108,675
2022	1,108,675
2023	1,108,675
Thereafter	1,214,937
Total	$6,758,312